Financial Instruments - Schedule of Measurement and Reconciliation of Financial Liabilities (Details) - Level 3 [Member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Measurement and Reconciliation of Financial Liabilities [Line Items]
Balance beginning	R$ 146,361	R$ 156,422	R$ 290,944
Balance ending	2,940	146,361	156,422
Additions	50,279	29,282	35,846
Transfer to equity (converted in shares)		(35,410)
Write off in the P&L		R$ (3,933)
Payments	(7,800)		(9,898)
Derecognition of Mercos deferred and contingent consideration			(62,745)
Transfer of contingent consideration to Amortized Cost	R$ (185,900)		R$ (97,725)